Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000169744 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Bank ETF
Class Name	First Trust Nasdaq Bank ETF
Trading Symbol	FTXO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 108,997,542
Holdings Count | Holding	51
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$108,997,542
Total number of portfolio holdings	51
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.1%
Bank of America Corp.	7.9%
U.S. Bancorp	7.8%
Wells Fargo & Co.	7.8%
JPMorgan Chase & Co.	7.6%
M&T Bank Corp.	4.2%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.8%
Fifth Third Bancorp	3.7%
First Citizens BancShares, Inc., Class A	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	8.1%
Bank of America Corp.	7.9%
U.S. Bancorp	7.8%
Wells Fargo & Co.	7.8%
JPMorgan Chase & Co.	7.6%
M&T Bank Corp.	4.2%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.8%
Fifth Third Bancorp	3.7%
First Citizens BancShares, Inc., Class A	3.7%

C000169745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Food & Beverage ETF
Class Name	First Trust Nasdaq Food & Beverage ETF
Trading Symbol	FTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 33,343,734
Holdings Count | Holding	31
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$33,343,734
Total number of portfolio holdings	31
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.1%
Coca-Cola (The) Co.	7.8%
PepsiCo, Inc.	7.7%
Archer-Daniels-Midland Co.	7.7%
Kraft Heinz (The) Co.	6.9%
Constellation Brands, Inc., Class A	4.2%
Molson Coors Beverage Co., Class B	4.0%
Corteva, Inc.	4.0%
General Mills, Inc.	4.0%
Hershey (The) Co.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mondelez International, Inc., Class A	8.1%
Coca-Cola (The) Co.	7.8%
PepsiCo, Inc.	7.7%
Archer-Daniels-Midland Co.	7.7%
Kraft Heinz (The) Co.	6.9%
Constellation Brands, Inc., Class A	4.2%
Molson Coors Beverage Co., Class B	4.0%
Corteva, Inc.	4.0%
General Mills, Inc.	4.0%
Hershey (The) Co.	3.9%

C000169746 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Oil & Gas ETF
Class Name	First Trust Nasdaq Oil & Gas ETF
Trading Symbol	FTXN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$29	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[3]
Net Assets	$ 170,933,352
Holdings Count | Holding	44
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$170,933,352
Total number of portfolio holdings	44
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	8.2%
Exxon Mobil Corp.	8.2%
ConocoPhillips	7.6%
EOG Resources, Inc.	6.6%
Marathon Petroleum Corp.	6.0%
Kinder Morgan, Inc.	4.2%
Phillips 66	3.9%
Schlumberger N.V.	3.8%
Valero Energy Corp.	3.8%
Occidental Petroleum Corp.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Chevron Corp.	8.2%
Exxon Mobil Corp.	8.2%
ConocoPhillips	7.6%
EOG Resources, Inc.	6.6%
Marathon Petroleum Corp.	6.0%
Kinder Morgan, Inc.	4.2%
Phillips 66	3.9%
Schlumberger N.V.	3.8%
Valero Energy Corp.	3.8%
Occidental Petroleum Corp.	3.7%

C000169747 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Pharmaceuticals ETF
Class Name	First Trust Nasdaq Pharmaceuticals ETF
Trading Symbol	FTXH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 17,301,171
Holdings Count | Holding	51
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$17,301,171
Total number of portfolio holdings	51
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
AbbVie, Inc.	7.4%
Pfizer, Inc.	7.3%
Johnson & Johnson	7.2%
Merck & Co., Inc.	7.1%
Zoetis, Inc.	3.9%
Gilead Sciences, Inc.	3.9%
Cardinal Health, Inc.	3.6%
Amgen, Inc.	3.6%
Viatris, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
AbbVie, Inc.	7.4%
Pfizer, Inc.	7.3%
Johnson & Johnson	7.2%
Merck & Co., Inc.	7.1%
Zoetis, Inc.	3.9%
Gilead Sciences, Inc.	3.9%
Cardinal Health, Inc.	3.6%
Amgen, Inc.	3.6%
Viatris, Inc.	3.5%

C000169748 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network E-Commerce ETF
Class Name	First Trust S-Network E-Commerce ETF
Trading Symbol	ISHP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ISHP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$33	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[5]
Net Assets	$ 5,170,145
Holdings Count | Holding	62
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$5,170,145
Total number of portfolio holdings	62
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JD Health International, Inc.	2.4%
Meituan, Class B	2.2%
JD.com, Inc., ADR	2.1%
DoorDash, Inc., Class A	2.0%
Alibaba Group Holding Ltd., ADR	2.0%
Carvana Co.	2.0%
ZOZO, Inc.	2.0%
PayPal Holdings, Inc.	1.9%
KE Holdings, Inc., ADR	1.9%
Zillow Group, Inc., Class C	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JD Health International, Inc.	2.4%
Meituan, Class B	2.2%
JD.com, Inc., ADR	2.1%
DoorDash, Inc., Class A	2.0%
Alibaba Group Holding Ltd., ADR	2.0%
Carvana Co.	2.0%
ZOZO, Inc.	2.0%
PayPal Holdings, Inc.	1.9%
KE Holdings, Inc., ADR	1.9%
Zillow Group, Inc., Class C	1.9%

C000169749 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Semiconductor ETF
Class Name	First Trust Nasdaq Semiconductor ETF
Trading Symbol	FTXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[6]
Net Assets	$ 1,441,739,873
Holdings Count | Holding	32
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$1,441,739,873
Total number of portfolio holdings	32
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	8.4%
Broadcom, Inc.	8.4%
Applied Materials, Inc.	8.1%
NVIDIA Corp.	8.1%
QUALCOMM, Inc.	7.7%
Micron Technology, Inc.	4.3%
Lam Research Corp.	3.9%
Analog Devices, Inc.	3.9%
Microchip Technology, Inc.	3.9%
Texas Instruments, Inc.	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Intel Corp.	8.4%
Broadcom, Inc.	8.4%
Applied Materials, Inc.	8.1%
NVIDIA Corp.	8.1%
QUALCOMM, Inc.	7.7%
Micron Technology, Inc.	4.3%
Lam Research Corp.	3.9%
Analog Devices, Inc.	3.9%
Microchip Technology, Inc.	3.9%
Texas Instruments, Inc.	3.8%

C000169750 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Transportation ETF
Class Name	First Trust Nasdaq Transportation ETF
Trading Symbol	FTXR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
Net Assets	$ 32,117,277
Holdings Count | Holding	42
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$32,117,277
Total number of portfolio holdings	42
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	9.3%
United Parcel Service, Inc., Class B	8.1%
Union Pacific Corp.	7.3%
Ford Motor Co.	7.2%
General Motors Co.	6.9%
United Airlines Holdings, Inc.	4.9%
Delta Air Lines, Inc.	4.6%
United Rentals, Inc.	4.2%
PACCAR, Inc.	3.9%
CSX Corp.	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Tesla, Inc.	9.3%
United Parcel Service, Inc., Class B	8.1%
Union Pacific Corp.	7.3%
Ford Motor Co.	7.2%
General Motors Co.	6.9%
United Airlines Holdings, Inc.	4.9%
Delta Air Lines, Inc.	4.6%
United Rentals, Inc.	4.2%
PACCAR, Inc.	3.9%
CSX Corp.	3.8%

C000190378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Select ETF
Class Name	Emerging Markets Equity Select ETF
Trading Symbol	RNEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RNEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$40(1)	0.77%(1) (2)
(1)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(2)	Annualized.

Expenses Paid, Amount	$ 40	[8]
Expense Ratio, Percent	0.77%	[8],[9]
Net Assets	$ 19,396,861
Holdings Count | Holding	273
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$19,396,861
Total number of portfolio holdings	273
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Air China Ltd., Class H	3.2%
Bosideng International Holdings Ltd.	3.2%
Tata Consultancy Services Ltd.	3.0%
Reliance Industries Ltd.	2.7%
Bajaj Finserv Ltd.	2.1%
HDFC Bank Ltd.	2.1%
Axis Bank Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Grasim Industries Ltd.	1.8%
State Bank of India	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Air China Ltd., Class H	3.2%
Bosideng International Holdings Ltd.	3.2%
Tata Consultancy Services Ltd.	3.0%
Reliance Industries Ltd.	2.7%
Bajaj Finserv Ltd.	2.1%
HDFC Bank Ltd.	2.1%
Axis Bank Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Grasim Industries Ltd.	1.8%
State Bank of India	1.8%

C000190379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Shareholder Yield ETF
Class Name	First Trust Bloomberg Shareholder Yield ETF
Trading Symbol	SHRY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SHRY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[10]
Net Assets	$ 20,644,419
Holdings Count | Holding	51
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$20,644,419
Total number of portfolio holdings	51
Portfolio turnover rate	82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Altria Group, Inc.	5.1%
Comcast Corp., Class A	4.7%
Hartford Financial Services Group (The), Inc.	3.4%
Lowe’s Cos., Inc.	3.4%
HP, Inc.	3.3%
Cigna Group (The)	3.1%
General Mills, Inc.	3.1%
Aflac, Inc.	3.1%
MetLife, Inc.	2.9%
Kroger (The) Co.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Altria Group, Inc.	5.1%
Comcast Corp., Class A	4.7%
Hartford Financial Services Group (The), Inc.	3.4%
Lowe’s Cos., Inc.	3.4%
HP, Inc.	3.3%
Cigna Group (The)	3.1%
General Mills, Inc.	3.1%
Aflac, Inc.	3.1%
MetLife, Inc.	2.9%
Kroger (The) Co.	2.7%

C000190380 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Capital Strength ETF
Class Name	First Trust SMID Capital Strength ETF
Trading Symbol	FSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[11]
Net Assets	$ 21,112,307
Holdings Count | Holding	101
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$21,112,307
Total number of portfolio holdings	101
Portfolio turnover rate	116%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Erie Indemnity Co., Class A	1.3%
Kellanova	1.3%
CommVault Systems, Inc.	1.2%
F5, Inc.	1.2%
eBay, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Clorox (The) Co.	1.1%
Molina Healthcare, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Mueller Industries, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Erie Indemnity Co., Class A	1.3%
Kellanova	1.3%
CommVault Systems, Inc.	1.2%
F5, Inc.	1.2%
eBay, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Clorox (The) Co.	1.1%
Molina Healthcare, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Mueller Industries, Inc.	1.1%

C000190381 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap US Equity Select ETF
Class Name	Small Cap US Equity Select ETF
Trading Symbol	RNSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap US Equity Select ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RNSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap US Equity Select ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[12]
Material Change Date	Dec. 04, 2024
Net Assets	$ 28,646,572
Holdings Count | Holding	325
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$28,646,572
Total number of portfolio holdings	325
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
National HealthCare Corp.	2.7%
LeMaitre Vascular, Inc.	2.6%
Premier, Inc., Class A	2.5%
CONMED Corp.	2.4%
U.S. Physical Therapy, Inc.	2.1%
Patterson Cos., Inc.	2.1%
Bank of America Corp.	2.1%
Clear Secure, Inc., Class A	2.0%
Progress Software Corp.	1.4%
CSG Systems International, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
National HealthCare Corp.	2.7%
LeMaitre Vascular, Inc.	2.6%
Premier, Inc., Class A	2.5%
CONMED Corp.	2.4%
U.S. Physical Therapy, Inc.	2.1%
Patterson Cos., Inc.	2.1%
Bank of America Corp.	2.1%
Clear Secure, Inc., Class A	2.0%
Progress Software Corp.	1.4%
CSG Systems International, Inc.	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RNSC or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective on or around December 4, 2024, the Small Cap US Equity Select ETF will change its name to First Trust SMID Growth Strength ETF (FSGS) and its Index to The SMID Growth Strength Index.

Material Fund Change Name [Text Block]	Effective on or around December 4, 2024, the Small Cap US Equity Select ETF will change its name to First Trust SMID Growth Strength ETF (FSGS) and its Index to The SMID Growth Strength Index.
Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/RNSC
C000190382 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Dividend Aristocrats ETF
Class Name	First Trust S&P 500 Diversified Dividend Aristocrats ETF
Trading Symbol	KNGZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNGZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$26	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[13]
Net Assets	$ 39,520,101
Holdings Count | Holding	97
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$39,520,101
Total number of portfolio holdings	97
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	4.5%
Verizon Communications, Inc.	3.7%
Corning, Inc.	3.6%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.4%
Hewlett Packard Enterprise Co.	3.1%
Interpublic Group of (The) Cos., Inc.	2.4%
Microchip Technology, Inc.	2.2%
Accenture PLC, Class A	2.2%
Bristol-Myers Squibb Co.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	4.5%
Verizon Communications, Inc.	3.7%
Corning, Inc.	3.6%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.4%
Hewlett Packard Enterprise Co.	3.1%
Interpublic Group of (The) Cos., Inc.	2.4%
Microchip Technology, Inc.	2.2%
Accenture PLC, Class A	2.2%
Bristol-Myers Squibb Co.	2.1%

C000227379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Streaming& Gaming ETF
Class Name	First Trust S-Network Streaming& Gaming ETF
Trading Symbol	BNGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BNGE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[14]
Net Assets	$ 5,302,719
Holdings Count | Holding	47
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$5,302,719
Total number of portfolio holdings	47
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Spotify Technology S.A.	5.3%
Flutter Entertainment PLC	5.1%
Tencent Holdings Ltd.	5.0%
Netflix, Inc.	4.7%
JOYY, Inc., ADR	4.7%
NetEase, Inc., ADR	4.4%
Sony Group Corp.	4.4%
Walt Disney (The) Co.	4.3%
Electronic Arts, Inc.	4.3%
NVIDIA Corp.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Spotify Technology S.A.	5.3%
Flutter Entertainment PLC	5.1%
Tencent Holdings Ltd.	5.0%
Netflix, Inc.	4.7%
JOYY, Inc., ADR	4.7%
NetEase, Inc., ADR	4.4%
Sony Group Corp.	4.4%
Walt Disney (The) Co.	4.3%
Electronic Arts, Inc.	4.3%
NVIDIA Corp.	4.2%

C000227613 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Medical Devices ETF
Class Name	First Trust Indxx Medical Devices ETF
Trading Symbol	MDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDEV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[15]
Net Assets	$ 3,345,738
Holdings Count | Holding	50
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,345,738
Total number of portfolio holdings	50
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Koninklijke Philips N.V.	3.0%
WuXi AppTec Co., Ltd., Class H	2.9%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
Globus Medical, Inc., Class A	2.6%
Olympus Corp.	2.5%
Insulet Corp.	2.5%
ResMed, Inc.	2.4%
Hoya Corp.	2.4%
Smith & Nephew PLC	2.4%
Intuitive Surgical, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Koninklijke Philips N.V.	3.0%
WuXi AppTec Co., Ltd., Class H	2.9%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
Globus Medical, Inc., Class A	2.6%
Olympus Corp.	2.5%
Insulet Corp.	2.5%
ResMed, Inc.	2.4%
Hoya Corp.	2.4%
Smith & Nephew PLC	2.4%
Intuitive Surgical, Inc.	2.4%

C000248907 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg R&D Leaders ETF
Class Name	First Trust Bloomberg R&D Leaders ETF
Trading Symbol	RND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 30, 2024 (commencement of investment operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$28(1)	0.60%(2)
(1)	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 28	[16]
Expense Ratio, Percent	0.60%	[17]
Net Assets	$ 2,334,907
Holdings Count | Holding	50
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,334,907
Total number of portfolio holdings	50
Portfolio turnover rate	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	8.7%
Apple, Inc.	8.5%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.4%
Microsoft Corp.	7.4%
Tesla, Inc.	5.1%
Eli Lilly & Co.	3.8%
Caterpillar, Inc.	3.7%
Philip Morris International, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc., Class A	8.7%
Apple, Inc.	8.5%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	7.4%
Microsoft Corp.	7.4%
Tesla, Inc.	5.1%
Eli Lilly & Co.	3.8%
Caterpillar, Inc.	3.7%
Philip Morris International, Inc.	3.5%
Alphabet, Inc., Class A	3.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[17]	Annualized.